Warrants - 10K	8 Months Ended
Jan. 07, 2024
Equity [Abstract]
Warrants
Note 10 – Warrants
In fiscal year 2023, the Company issued 267,000 warrants to Silverview (the “Silverview Warrants”), recorded at fair value in additional paid-in capital within the condensed consolidated balance sheets of $1,712, net of issuance costs. Upon surrender of these warrants, the holder was entitled to purchase one share of Legacy Pinstripes Common Stock at an exercise price of $0.01. Furthermore, in fiscal year 2024, the Company issued 7,500 warrants to another service provider with an exercise price of $10 per share.
On August 1, 2023, the Company and Silverview amended and restated the Silverview warrant agreement to correct the number of shares of common stock Silverview was entitled to subscribe and purchase from 258,303 to 162,946. A separate warrant agreement for 8,697 warrants of the 267,000 issued in fiscal year 2023 was not amended and the warrants remained issued. Under the term loan agreement, the Company was contractually obligated to issue a specified number of warrants to Silverview in the event the Company elected to exercise its right to obtain additional funding from Silverview under the term loan agreement. Therefore, the remaining warrants were considered contingently issuable and the contingency was satisfied when a draw on Silverview Tranche 2 Loan occurred. For accounting purposes, all 267,000 warrants were still considered issued and outstanding.
As a result of the amended and restated warrant agreement with Silverview, the Company determined the contingently issuable warrants require recognition as a liability. The contingently issuable warrants were reclassified at their current fair value on August 1, 2023. When the contingently issuable warrants’ contingency was satisfied, the respective warrant shares was considered indexed to the Company’s common stock and qualified for equity classification under the derivative scope exception provided by Accounting Standards Codification, Derivatives and Hedging (ASC 815). Upon the satisfaction of the issuance contingency, the Company shall (i) reclassify the respective warrant shares to equity and (ii) recognize any previous gains or losses in fair value through earnings during the period the shares were classified as a liability.
On August 1, 2023, the Company issued 7,629 warrant shares to Silverview in exchange for $1,000 in funding drawn under the Silveview Tranche 2 Loan. (see Note 5). As of August 1, 2023, 179,272 shares were considered issued warrants and 87,728 shares were considered contingently issuable warrants.
On September 29, 2023, the Company issued 11,443 warrants in exchange for $1,500 in funding drawn under the Silverview Tranche 2 Loan. As the contingency was satisfied for these warrants, $173 was reclassed from the warrant liability to additional paid-in-capital.
On October 20, 2023, the Company issued 38,143 warrants in exchange for $5,000 in funding drawn under the Silverview Tranche 2 Loan. As the contingency was satisfied for these warrants, $524 was reclassed from the warrant liability to additional paid-in-capital.
On December 29, 2023, the Company issued 38,142 warrants in exchange for $5,000 in funding drawn under the Silverview Tranche 2 Loan. As the contingency was satisfied for these warrants, $415 was reclassed from the warrant liability to additional paid-in-capital.
In April 2023 and July 2023, the Company also issued 111,619 and 48,530 warrants, respectively, to Granite Creek in connection with its equipment loan agreement (the “Granite Creek Warrants”). Granite Creek had the right to require Legacy Pinstripes to pay cash to repurchase all or any portion of the warrants or the shares of Common Stock issued under the warrants. The Company determined these warrants required liability classification in accordance with Accounting Standards Codification 480, Distinguishing Liabilities from Equity (ASC 480), and as a result, recorded a warrant liability of $1,925 as of April 30, 2023. On December 4, 2023, Granite Creek exercised their warrants at a par value of $0.01. The Company de-recognized the warrant liability of $2,202.
In determining the fair value of the Granite Creek warrants and Silverview contingently issuable warrants as of the measurement date, the Company utilized the intrinsic value valuation method using level 3 inputs consisting of the fair value of common stock as of the measurement date less the exercise price of $0.01 for Silverview and less the exercise price of $0.001 for the Granite Creek warrants.
In connection with the Reverse Recapitalization, the holders of Legacy Pinstripes’ warrants elected to convert all outstanding warrants to shares of New Pinstripes Common Stock on a cashless basis (see Note 2). As of January 7, 2024, there were no outstanding Legacy Pinstripes warrants.
In connection with Banyan’s initial public offering, Banyan issued (i) 12,075,000 public warrants (“Public Warrants”) and 11,910,000 private placement warrants (“Private Warrants”). On December 29, 2023, in connection with the Reverse Capitalization, the Company effectively issued an aggregate of 23,985,000 warrants to purchase an equal number of shares of Class A Common Stock, representing the 12,075,000 Public Warrants and 11,910,000 Private Warrants. The Public Warrants and Private Warrants remained unexercised and were issued and outstanding as of January 7, 2024.
The Public Warrants and Private Warrants meet the definition of a derivative instrument, requiring liability classification, and are measured at fair value on a recurring basis with the change in fair value recognized in the Company’s unaudited condensed consolidated statements of operations. The fair value of the Public Warrants is measured by the Company’s publicly traded warrant price. In determining the fair value of the Private Warrants, the Company utilizes the Cox-Rubenstein-Ross binomial lattice model using level 3 inputs consisting of the fair value of the Public Warrants as of the measurement and implied equity volatility. On the December 29, 2023 issuance date, the Company recorded a warrant liability for the Public Warrants and Private Warrants in the fair value amounts of $4,456 and $25,368, respectively. During the twelve and thirty-six weeks ended January 7, 2024, the Company recognized a gain for the change in fair value of the Public Warrants and Private Warrants, respectively, in the amounts of $108 and $17,389.
The Public Warrants are exercisable 30 days after consummation of the Reverse Recapitalization if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying the Public Warrants, and expire five years from the consummation of the Reverse Recapitalization, or earlier upon redemption or liquidation. The redemption of the Public Warrants is as follows:
Redemption of Public Warrants when the price per Common Stock equals or exceeds $18.00. Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the closing price of the underlying Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.
If and when the Public Warrants become redeemable by the Company, it may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemption of Public Warrants when the price per Common Stock equals or exceeds $10.00. Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:
•in whole and not in part;
•at $0.10 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise the Public Warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the fair market value of the underlying Common Stock;
•if, and only if, the last reported sale price of the underlying Common Stock equals or exceeds $10.00 per share (as adjusted per stock splits, stock dividends, reorganizations, reclassifications, recapitalizations and the like) for any 20 trading days within the 30-trading day period ending three trading days before the Company send the notice of redemption to the holders; and
•if the closing price of the underlying Common Stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the holders is less than $18.00 per share, the Private Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
The Private Warrants are identical to the Public Warrants with the exception that the underlying shares of Common Stock issuable upon exercise of Private Warrants are not transferable, assignable, or saleable, until 30 days after the consummation of the Reverse Recapitalization, subject to certain limited exceptions. Additionally, the holders have the right to exercise the Private Warrants on a cashless basis and are entitled certain registration rights. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the
Private Warrants will be redeemable by the Company in all Public Warrant redemption scenarios described above, on the same basis as the Public Warrants.
In connection with the Reverse Recapitalization, the Company entered into a loan agreement with Oaktree (see Note 5). In connection with the closing of the Oaktree Tranche 1 Loan, Oaktree was granted fully detachable warrants exercisable for an aggregate 2,500,000 shares of Class A Common Stock, at an exercise price of $0.01 per share (“Oaktree Tranche 1 Warrants”). In the event that the volume-weighted average price (“VWAP”) per share of the Company’s Class A Common Stock during the period commencing on the 91st day after the closing of the Business Combination and ending 90 days thereafter is less than $8.00 per share, the Company shall grant to Oaktree a warrant to purchase Common Stock for 187,500 shares of Class A Common Stock, at an exercise price of $0.01 per share (“Additional Oaktree Tranche 1 Warrants”). If the VWAP is less than $6.00 during the same period, the Company shall instead grant to Oaktree a warrant to purchase common stock for 412,500 shares of Class A Common Stock, at an exercise price of $0.01 per share (“Additional Oaktree Tranche 1 Warrants”).
In the event the Oaktree Tranche 2 Loan is funded, Oaktree will be granted additional warrants exercisable for an aggregate amount of 1,650,000 shares of Class A Common Stock, at an exercise price of $0.01 per share (“Oaktree Tranche 2 Warrants” (collectively, the Oaktree Tranche 1 Warrants, Additional Oaktree Tranche 1 Warrants and Tranche 2 Warrants are referred to as the “Oaktree Warrants”). In the event that the VWAP per share of Class A Common Stock during the period commencing the 91st day after the closing of the Oaktree Tranche 2 Loan and ending 90 days thereafter is less than $6.00 per share, Oaktree will instead be granted Oaktree Tranche 2 Warrants exercisable for an aggregate of 1,900,000 shares of Class A Common Stock, at an exercise price of $0.01 per share. The Oaktree Warrants will be exercisable on a cashless basis and the Company has agreed to register for the resale of the shares of Class A Common Stock underling the Oaktree Warrants.
The Company determined the Oaktree Tranche 1 Warrants meet the equity classification guidance. Upon surrender of these equity-classified warrants, the holder is entitled to purchase one share of Class A Common Stock at $0.01 per share. The equity classified warrants expire on the 10-year anniversary of the Reverse Recapitalization.
Under the Oaktree loan agreement, the Company is contractually obligated to issue a specified number of warrants to Oaktree based on the scenarios above. Therefore, the Additional Oaktree Tranche 1 Warrants and Oaktree Tranche 2 Warrants are considered contingently issuable and the contingency is satisfied when Oaktree exercises its written option on the Oaktree Tranche 2 Loan and the Class A Common Stock meets the contingency requirements above. When the contingently issuable warrants’ contingency is satisfied, the respective shares underlying these warrants will be considered indexed to the Class A Common Stock and qualify for equity classification under the derivative scope exception provided by ASC 815.
As of January 7, 2024, outstanding warrants were as follows:

	Number of Warrants	Weighted-Average Exercise Price
Outstanding at April 30, 2023	483,649	$1.31
Granted	28,864,100	9.56
Expired	—	—
Exercised	(160,149)	$0.01
Converted in connection with the reverse recapitalization	(390,100)	$1.71
Outstanding as of January 7, 2024	28,797,500	$9.58
The Company remeasures the liability-classified warrants to fair value at each reporting period. During the thirty-six weeks ended January 7, 2024, the change in the fair value was as follows:

Warrant liabilities as of April 30, 2023	$1,925
Change in fair value	409
Warrant liabilities as of July 23, 2023	$2,334
Granted to Granite Creek	1,015
Reclassification of liability-classified warrants	1,834
Issuance of contingently issuable shares	(173)
Change in fair value	(1,759)
Warrant liabilities as of October 15, 2023	$3,251
Exercised	(2,202)
Reclassification of liability-classified warrants	(940)
Issuance of public and private warrants	29,824
Change in fair value	(17,606)
Warrant liabilities as of January 7, 2024	$12,327
The change in fair value of the liability-classified warrants are reported on a separate line item in the unaudited condensed consolidated statements of operations. Upon surrender of these liability-classified warrants, the holder is entitled to purchase one share of Class A Common Stock at $11.50 per share. The outstanding liability-classified warrants expire on the five-year anniversary of the closing of the Reverse Recapitalization.
Warrants
As of April 30, 2023, April 24, 2022, and April 25, 2021, outstanding warrants were as follows:

Warrants	Number of Warrants	Weighted-Average Exercise Price
Outstanding at April 26, 2020	186,797	$3.45
Outstanding at April 25, 2021	186,797	$3.45
Exercised	(55,791)	1.00
Outstanding at April 24, 2022	131,006	$4.49
Granted	386,119	0.20
Expired	(33,476)	1.00
Outstanding at April 30, 2023	483,649	$1.31
In fiscal year 2023 the Company issued 267,000 warrants to Silverview Credit Partners LP, recorded at fair value in additional paid-in capital within the Consolidated Balance sheet of $1,712, net of issuance costs (see Note 9). Upon surrender of these warrants, the holder is entitled to purchase one share of the Company’s common stock at $0.01. Furthermore, in fiscal year 2023, the Company issued 7,500 warrants to another service provider with an exercise price of $10 per share and fair value of $10.
In April 2023, the Company also issued 111,619 warrants to Granite Creek Capital Partners LLC in connection with its equipment loan agreement. The lender has the right to require the Company to pay cash to repurchase all or any portion of the warrants or the shares of common stock issued under the warrants. The Company determined these warrants require liability classification in accordance with ASC 480, and as a result, recorded a warrant liability of $1,925 in other accrued liabilities (see Note 6). In determining fair value at issuance date on April 19, 2023, the Company utilized the intrinsic value valuation method using level 3 inputs consisting of the fair value of common stock as of April 30, 2023 less the exercise price of $0.01. The Company adjusts the warrants to fair value at each reporting period. Upon surrender of these warrants, the holder is entitled to purchase one share of the Company’s common stock at $0.01.
All outstanding warrants expire at the earlier of 10 years from the date of issuance (various dates during fiscal years 2024 through 2033) or upon consummation of an initial public offering by the Company or certain other company transactions and are exercisable as of April 30, 2023.